Business Combinations - pro forma information (Details) - USD ($)	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net Loss	$ (1,391,964)	$ (2,171,947)	$ (4,239)		$ (11,634)	$ (3,563,911)		$ (15,873)	$ (829,563)
Wag Labs, Inc.
Business Acquisition [Line Items]
Revenue	12,784,000		3,567,000			22,450,000	$ 6,156,000			$ 20,082,000	$ 11,970,000
Net Loss	$ (1,090,000)	$ (2,350,000)	$ (2,434,000)	$ (2,708,000)		$ (3,440,000)	$ (5,141,000)			(6,311,000)	(18,839,000)
Wag Labs, Inc. | CPI
Business Acquisition [Line Items]
Pro forma revenue										22,007,000	12,309,000
Pro forma net loss										(6,351,000)	(19,501,000)
Wag Labs, Inc. | CPI | Prior to acquisition
Business Acquisition [Line Items]
Revenue of CPI for the period prior to acquisition (inclusive of pro forma adjustments)										1,925,000	339,000
Net Loss										$ (40,000)	$ (662,000)